Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at Nov. 30, 2019		$ 9,500	[1]	$ 2,249,404	$ (2,090,385)	$ 168,519
Balance, shares at Nov. 30, 2019	[1]	9,500,001
Capital contribution from Parent			[1]	428,217		428,217
Share-based compensation – allocated from Parent			[1]	59,625		59,625
Net loss and comprehensive loss			[1]		(595,010)	(595,010)
Balance, value at Nov. 30, 2020		$ 9,500	[1]	2,737,246	(2,685,395)	61,351
Balance, shares at Nov. 30, 2020	[1]	9,500,001
Capital contribution from Parent			[1]	321,088		321,088
Share-based compensation – allocated from Parent			[1]	50,540		50,540
Net loss and comprehensive loss			[1]		(697,311)	(697,311)
Balance, value at Nov. 30, 2021		$ 9,500	[1]	3,108,874	(3,382,706)	(264,332)
Balance, shares at Nov. 30, 2021	[1]	9,500,001
Capital contribution from Parent			[1]	87,284		87,284
Share-based compensation – allocated from Parent			[1]	60,065		60,065
Net loss and comprehensive loss			[1]		(1,738,657)	(1,738,657)
Performance based restricted shares issued		$ 635	[1]	(635)
Balance, shares	[1]	635,000
Return of capital			[1]	(1,096,343)		(1,096,343)
Withholding taxes on return of capital			[1]	(173,889)		(173,889)
Settlement of funding agreement			[1]	1,837,363		1,837,363
Share-based compensation – restricted shares			[1]	5,238		5,238
Balance, value at Nov. 30, 2022		$ 10,135	[1]	$ 3,827,957	$ (5,121,363)	$ (1,283,271)
Balance, shares at Nov. 30, 2022	[1]	10,135,001

[1]	The shares and associated amounts have been retroactively restated to reflect a 2.714286-for-1 stock split of each issued and outstanding share of common stock, an increase in its authorized shares of common stock from 10,000,000 to 300,000,000, as well as the increase in par value to $0.001, which occurred in September 2022 (see Note 11).